Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
reinsurance contract obligation [Line Items]
Minimum commitment under noncancelable purchase obligations	$ 481,800,000
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	0
Uncollateralized
reinsurance contract obligation [Line Items]
Long-term Line of Credit	$ 0	$ 0
unrecorded unconditional purchase obligations reinsurance [Member] | Lower Limit
reinsurance contract obligation [Line Items]
Reinsurance Contract Terms	1 year
Other Commitment	$ 100,500,000
unrecorded unconditional purchase obligations reinsurance [Member] | Upper Limit
reinsurance contract obligation [Line Items]
Reinsurance Contract Terms	3 years